CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 113,577	$ 93,627
Restricted cash - current (note 6)	34,160
Accounts receivable, including non-trade of $11,654 (2011 - $10,011) (note 13)	13,408	13,921
Prepaid expenses	5,836	4,916
Current portion of derivative assets (note 13)	17,212	15,608
Current portion of net investments in direct financing leases (note 6)	6,656	6,074
Advances to affiliates (note 12c)	13,864	11,922
Total current assets	204,713	146,068
Restricted cash - long-term (note 6)	494,429	495,634
Vessels and equipment
At cost, less accumulated depreciation of $351,092 (2011 - $291,689)	1,286,957	1,339,571
Vessels under capital leases, at cost, less accumulated depreciation of $133,228 (2011 - $163,926) (note 6)	624,059	681,554
Advances on newbuilding contracts (note 14)	38,624
Total vessels and equipment	1,949,640	2,021,125
Investment in and advances to equity accounted joint ventures (note 19)	409,735	191,448
Net investments in direct financing leases (note 6)	396,730	403,467
Advances to joint venture partner (note 8)	14,004	10,200
Other assets (note 11)	25,233	24,560
Derivative assets (note 13)	145,347	139,651
Intangible assets - net (note 7)	109,984	120,950
Goodwill - liquefied gas segment (note 7)	35,631	35,631
Total assets	3,785,446	3,588,734
Current
Accounts payable (includes nil and $556 for 2012 and 2011, respectively, owing to related parties) (note 12c)	2,178	3,302
Accrued liabilities (includes nil and $3,550 for 2012 and 2011, respectively, owing to related parties) (notes 9, 12c and 13)	38,134	46,740
Unearned revenue	19,417	9,988
Current portion of long-term debt (note 10)	86,489	84,722
Current obligations under capital lease (note 6)	70,272	47,203
Current portion of derivative liabilities (note 13)	48,046	43,973
Advances from affiliates (note 12c)	12,083	17,400
Total current liabilities	276,619	253,328
Long-term debt (note 10)	1,326,864	1,230,509
Long-term obligations under capital lease (note 6)	567,302	599,844
Long-term unearned revenue	38,570	40,003
Other long-term liabilities (note 6)	73,568	76,096
Derivative liabilities (note 13)	248,249	249,245
Total liabilities	2,531,172	2,449,025
Commitments and contingencies (notes 6, 10, 13 and 14)
Equity
Non-controlling interest	41,294	26,242
Partners' equity	1,212,980	1,113,467
Total equity	1,254,274	1,139,709
Total liabilities and total equity	$ 3,785,446	$ 3,588,734